Shareholders’ Deficit (Details) - $ / shares		9 Months Ended	12 Months Ended
	Nov. 04, 2024	Sep. 30, 2026	Dec. 31, 2025	Sep. 29, 2026	Dec. 31, 2024	Jun. 20, 2024
Shareholders’ Deficit (Details) [Line Items]
Preferred stock, shares authorized		5,000,000	5,000,000		5,000,000
Preference shares par value (in Dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001
Preference shares issued		0	0		0
Preference shares outstanding		0	0		0
Number of vote		one	one
Percentage of issued and outstanding shares		25.00%	25.00%
Business combination		30 days	30 days
Number of business days		20 days	20 days
Founder Shares [Member]
Shareholders’ Deficit (Details) [Line Items]
Aggregate of founder shares	798,000
Warrant [Member]
Shareholders’ Deficit (Details) [Line Items]
Warrants outstanding		8,949,188	8,949,188		8,949,188
Exercise price per share (in Dollars per share)		$ 0.01	$ 0.01
Expire term		5 years	5 years
Number of trading days		30 days	30 days
Warrants prior written notice of redemption		30 days	30 days
Warrants redemption period		30 days	30 days
Number of closing trading days		30 days	30 days
Number of trading days for non redeem of warrant		30 days	30 days
Number of redemption period for non redeem of warrant		30 days	30 days
Salable until days		30 days	30 days
Public Warrants [Member]
Shareholders’ Deficit (Details) [Line Items]
Warrants outstanding		8,625,000	8,625,000		8,625,000
Private Placement Warrants [Member]
Shareholders’ Deficit (Details) [Line Items]
Warrants outstanding		324,188	324,188		324,188
Over-Allotment Option [Member]
Shareholders’ Deficit (Details) [Line Items]
Aggregate of founder shares		798,000	798,000
Class A Ordinary Shares [Member]
Shareholders’ Deficit (Details) [Line Items]
Common stock, shares authorized		500,000,000	500,000,000		500,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, issued		748,375	748,375		748,375
Ordinary shares, outstanding		748,375	748,375		748,375
Subject to possible redemption		17,250,000	17,250,000		17,250,000
Class A Ordinary Shares [Member] | Warrant [Member]
Shareholders’ Deficit (Details) [Line Items]
Warrant to purchase ordinary share		1	1
Exercise price per share (in Dollars per share)		$ 11.5	$ 11.5
Number of trading days		20 days	20 days
Exceeds per share (in Dollars per share)		$ 18	$ 18
Class B Ordinary Shares [Member]
Shareholders’ Deficit (Details) [Line Items]
Common stock, shares authorized		50,000,000	50,000,000		50,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, issued		6,118,000	6,118,000	1	6,118,000
Ordinary shares, outstanding		6,118,000	6,118,000		6,118,000
Class B Ordinary Shares [Member] | Founder Shares [Member]
Shareholders’ Deficit (Details) [Line Items]
Common stock, par value (in Dollars per share)						$ 0.0001